Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Dec. 01, 2017
Supplement [Text Block]	ist_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated September 28, 2018 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated December 1, 2017

(as revised June 29, 2018) and

Statement of Additional Information (the “SAI”),

dated December 1, 2017 (as revised September 6, 2018),

for iShares Edge MSCI Intl Size Factor ETF (ISZE) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around November 30, 2018.

Current Underlying Index	New Underlying Index
MSCI World ex USA Risk Weighted Index	MSCI World ex USA Low Size Index

Change in the Fund’s “Principal Investment Strategies”

The first and second paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI World ex USA Low Size Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, the MSCI World ex USA Index (the “Parent Index”). The Parent Index includes international large- and mid-capitalization stocks, as defined by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is constructed by reweighting the constituents of its market capitalization-weighted Parent Index. At each rebalancing, a factor is applied that operates as a constraint on the weight of individual components of the Underlying Index – the “constraint factor.” The constraint factor is held constant between each rebalancing. The constraint factor is calculated by reference to the relative weight of each component in the Parent Index and used to determine the weights of each respective component in the Underlying Index. The constraint factor remains constant between index reviews except in case of corporate events (as defined by the Index Provider). The constraint factor does not limit the market appreciation / depreciation of individual components between each rebalancing. The Underlying Index is rebalanced semi-annually in May and November. As of September 25, 2018, there are 1,015 component securities in the Underlying Index. As of September 25, a significant portion of the Underlying Index is represented by securities of companies in the consumer discretionary, financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

Change in the Fund’s “Summary of Principal Risks”

The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to add the following:

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated September 28, 2018 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated December 1, 2017

(as revised February 8, 2018) and

Statement of Additional Information (the “SAI”),

dated December 1, 2017 (as revised September 6, 2018),

for iShares Edge MSCI USA Size Factor ETF (SIZE) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around November 30, 2018.

Current Underlying Index	New Underlying Index
MSCI USA Risk Weighted Index	MSCI USA Low Size Index

Change in the Fund’s “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI USA Low Size Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, the MSCI USA Index (the “Parent Index”). The Parent Index includes U.S. large- and mid- capitalization stocks, as defined by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is constructed by reweighting the constituents of its market capitalization-weighted Parent Index. At each rebalancing, a factor is applied that operates as a constraint on the weight of individual components of the Underlying Index – the “constraint factor.” The constraint factor is held constant between each rebalancing. The constraint factor is calculated by reference to the relative weight of each component in the Parent Index and used to determine the weights of each respective component in the Underlying Index. The constraint factor remains constant between index reviews except in case of corporate events (as defined by the Index Provider). The constraint factor does not limit the market appreciation / depreciation of individual components between each rebalancing. The Underlying Index is rebalanced semi-annually in May and November. As of September 25, 2018, there are 625 component securities in the Underlying Index. As of September 25, 2018, a significant portion of the Underlying Index is represented by securities of companies in the consumer discretionary, information technology and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

Change in the Fund’s “Summary of Principal Risks”

The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to add the following:

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI Intl Size Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated September 28, 2018 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated December 1, 2017

(as revised June 29, 2018) and

Statement of Additional Information (the “SAI”),

dated December 1, 2017 (as revised September 6, 2018),

for iShares Edge MSCI Intl Size Factor ETF (ISZE) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around November 30, 2018.

Current Underlying Index	New Underlying Index
MSCI World ex USA Risk Weighted Index	MSCI World ex USA Low Size Index

Change in the Fund’s “Principal Investment Strategies”

The first and second paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI World ex USA Low Size Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, the MSCI World ex USA Index (the “Parent Index”). The Parent Index includes international large- and mid-capitalization stocks, as defined by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is constructed by reweighting the constituents of its market capitalization-weighted Parent Index. At each rebalancing, a factor is applied that operates as a constraint on the weight of individual components of the Underlying Index – the “constraint factor.” The constraint factor is held constant between each rebalancing. The constraint factor is calculated by reference to the relative weight of each component in the Parent Index and used to determine the weights of each respective component in the Underlying Index. The constraint factor remains constant between index reviews except in case of corporate events (as defined by the Index Provider). The constraint factor does not limit the market appreciation / depreciation of individual components between each rebalancing. The Underlying Index is rebalanced semi-annually in May and November. As of September 25, 2018, there are 1,015 component securities in the Underlying Index. As of September 25, a significant portion of the Underlying Index is represented by securities of companies in the consumer discretionary, financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

Change in the Fund’s “Summary of Principal Risks”

The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to add the following:

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI USA Size Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated September 28, 2018 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated December 1, 2017

(as revised February 8, 2018) and

Statement of Additional Information (the “SAI”),

dated December 1, 2017 (as revised September 6, 2018),

for iShares Edge MSCI USA Size Factor ETF (SIZE) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around November 30, 2018.

Current Underlying Index	New Underlying Index
MSCI USA Risk Weighted Index	MSCI USA Low Size Index

Change in the Fund’s “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI USA Low Size Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, the MSCI USA Index (the “Parent Index”). The Parent Index includes U.S. large- and mid- capitalization stocks, as defined by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is constructed by reweighting the constituents of its market capitalization-weighted Parent Index. At each rebalancing, a factor is applied that operates as a constraint on the weight of individual components of the Underlying Index – the “constraint factor.” The constraint factor is held constant between each rebalancing. The constraint factor is calculated by reference to the relative weight of each component in the Parent Index and used to determine the weights of each respective component in the Underlying Index. The constraint factor remains constant between index reviews except in case of corporate events (as defined by the Index Provider). The constraint factor does not limit the market appreciation / depreciation of individual components between each rebalancing. The Underlying Index is rebalanced semi-annually in May and November. As of September 25, 2018, there are 625 component securities in the Underlying Index. As of September 25, 2018, a significant portion of the Underlying Index is represented by securities of companies in the consumer discretionary, information technology and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

Change in the Fund’s “Summary of Principal Risks”

The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to add the following:

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.